Debt - Summary of Senior Notes Outstanding (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 697,884,899	$ 707,801,403
Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	70,691,683	72,415,602
Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	14,705,772	14,070,401
Swiss francs [,ember]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	11,169,748	16,682,775
Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,282,608	2,306,643
Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	4,312,424	4,079,443
Senior Notes 1 [member] | U.S. dollars [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	185,060,098	205,984,329
Senior Notes 1 [member] | Mexican pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	70,691,683	72,415,602
Senior Notes 1 [member] | Euros [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	263,998,076	270,240,624
Senior Notes 1 [member] | Pound sterling [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	58,823,089	56,281,605
Senior Notes 1 [member] | Swiss francs [,ember]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	11,169,748	16,682,775
Senior Notes 1 [member] | Japanese yens [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	2,282,608	2,306,643
Senior Notes 1 [member] | Brazilian reals [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	20,935,142
Senior Notes 1 [member] | Chilean pesos [member]
Disclosure of Senior Notes Outstanding [Line Items]
Borrowings	$ 4,312,424	$ 4,079,443